Consolidated Statement of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 149		$ 438,820	$ (607)	$ (146,214)	$ 292,148
Balance (in Shares) at Dec. 31, 2021		51,791,441
Issuance of ordinary shares upon exercise of warrants		$ 1		369			370
Issuance of ordinary shares upon exercise of warrants (in Shares)		192,927
Issuance of ordinary shares upon exercise of options		$ 1		578			579
Issuance of ordinary shares upon exercise of options (in Shares)		372,159
Issuance of ordinary shares in connection with earnout liability. (refer to Note 3)			[1]	953			953
Issuance of ordinary shares in connection with earnout liability. (refer to Note 3) (in Shares)		89,286
Issuance of ordinary shares under settlement agreement with former shareholders		$ 7		18,610			18,617
Issuance of ordinary shares under settlement agreement with former shareholders (in Shares)		2,648,424
Share-based compensation				18,623			18,623
Unrealized gain from marketable securities, net					(1,367)		(1,367)
Net loss for the year						(113,243)	(113,243)
Balance at Dec. 31, 2022		$ 158		477,953	(1,974)	(259,457)	216,680
Balance (in Shares) at Dec. 31, 2022		55,094,237
Issuance of ordinary shares and warrants, net of issuance expenses	[2]	$ 6		27,133			27,139
Issuance of ordinary shares and warrants, net of issuance expenses (in Shares)	[2]	2,142,858
Issuance of ordinary shares upon exercise of RSUs (in Shares)		34,750
Reclassification of earn-out liability to equity				1,500			1,500
Issuance of ordinary shares upon exercise of options			[1]	903			903
Issuance of ordinary shares upon exercise of options (in Shares)		251,391
Issuance of ordinary shares under settlement agreement with former shareholders		$ 1		1,560			1,561
Issuance of ordinary shares under settlement agreement with former shareholders (in Shares)		255,392
Share-based compensation				6,838			6,838
Unrealized gain from marketable securities, net					1,669		1,669
Net loss for the year						(60,776)	(60,776)
Balance at Dec. 31, 2023		$ 165		515,887	(305)	(320,233)	195,514
Balance (in Shares) at Dec. 31, 2023		57,778,628
Issuance of ordinary shares due to business combination and assets acquisition		$ 14		37,820			37,834
Issuance of ordinary shares due to business combination and assets acquisition (in Shares)		5,046,990
Issuance of ordinary shares upon exercise of RSUs			[1]
Issuance of ordinary shares upon exercise of RSUs (in Shares)		190,000
Issuance of ordinary shares upon exercise of options		$ 2		1,668			1,670
Issuance of ordinary shares upon exercise of options (in Shares)		746,383
Share-based compensation				7,313			7,313
Unrealized gain from marketable securities, net					304		304
Net loss for the year						(53,516)	(53,516)
Balance at Dec. 31, 2024		$ 181		$ 562,688	$ (1)	$ (373,749)	$ 189,119
Balance (in Shares) at Dec. 31, 2024		63,762,001

[1]	Less than $1.
[2]	Issuance expenses totaled to $2,861 in 2023 and $970 in 2024.